OFFICE AND MISCELLANEOUS (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Advertising, Marketing, and Investor Relations	$232,685	$951,659	$342,758	$3,287,712
Compliance fees	74,967	108,328	138,999	135,635
Impairment of accounts receivable	-	-	-	198,513
Contract Work	-	47,082	-	114,429
Other	213,509	330,335	385,673	501,767
	$521,161	$1,437,404	$867,430	$4,238,056